SUBSEQUENT EVENTS (Details) - USD ($)					1 Months Ended				3 Months Ended	9 Months Ended
	Oct. 31, 2017	Mar. 15, 2017	Apr. 17, 2013	Oct. 12, 2012	Oct. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	Jan. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 09, 2016
Subsequent Event [Line Items]
Principal Amount									$ 5,429,338,000	$ 5,429,338,000		$ 3,490,256,000
Redemption of debt amount										1,729,400,000	$ 0
Dividends, Cash										840,035,000
Senior Notes
Subsequent Event [Line Items]
Principal Amount									16,289,245,000	16,289,245,000		17,955,024,000
8.625% Senior Notes Due September 2017 | Senior Notes
Subsequent Event [Line Items]
Interest Rate						8.625%
Redemption of debt amount						$ 500,000,000
6.375% Senior Notes due September 15, 2020 | Senior Notes
Subsequent Event [Line Items]
Principal Amount									$ 1,050,000,000	$ 1,050,000,000		$ 1,500,000,000
Interest Rate		6.375%							6.375%	6.375%		6.375%
Redemption of debt amount		$ 450,000,000
Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from credit facility debt									$ 500,000,000	$ 1,350,000,000
Repayments of lines of credit										350,256,000
Principal Amount									1,175,000,000	1,175,000,000		$ 175,256,000	$ 2,105,000,000
Dividends, Cash										500,000,000
Term Loan
Subsequent Event [Line Items]
Repayments of lines of credit			$ 2,030,699,000	$ 480,000,000
Term Loan | Cequel Term Loan Facility
Subsequent Event [Line Items]
Principal Amount									$ 1,261,838,000	$ 1,261,838,000		$ 815,000,000
Subsequent Event
Subsequent Event [Line Items]
Dividends, Cash						$ 169,950,000
Subsequent Event | 8.625% Senior Notes Due September 2017 | Senior Notes
Subsequent Event [Line Items]
Interest Rate		8.625%
Redemption of debt amount		$ 500,000,000
Subsequent Event | 6.375% Senior Notes due September 15, 2020 | Senior Notes
Subsequent Event [Line Items]
Redemption of debt amount		450,000,000
Subsequent Event | Revolving Credit Facility | CSC Holdings Revolving Credit Facility
Subsequent Event [Line Items]
Proceeds from credit facility debt								$ 225,000,000
Repayments of lines of credit		2,500,000,000			$ 50,000,000		$ 175,000,000
Subsequent Event | Term Loan | 8.25-years senior secured term loan | Altice USA
Subsequent Event [Line Items]
Principal Amount		$ 1,265,000,000
Debt instrument term		8 years 3 months
Interest Rate		2.25%
Subsequent Event | Term Loan | Cequel Term Loan Facility
Subsequent Event [Line Items]
Repayments of lines of credit		$ 815,000,000
CSC Holdings | Subsequent Event | Revolving Credit Facility
Subsequent Event [Line Items]
Repayments of lines of credit	$ 500,000,000
CSC Holdings | Subsequent Event | Term Loan | 8.25-years senior secured term loan
Subsequent Event [Line Items]
Principal Amount		$ 3,000,000,000
Debt instrument term		8 years 3 months
CSC Holdings | Subsequent Event | Term Loan | 8.25-years senior secured term loan | LIBOR
Subsequent Event [Line Items]
Interest Rate		2.25%